Consolidated Statement of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	$ 151	$ 358,939	$ 308,949	$ 285,542	$ 2,780,542	$ 3,734,123
Balance, shares (in Shares) at Dec. 31, 2008	15,122,000
Net income for the year					831,365	831,365
Transfer to statutory reserves			84,629		(84,629)
Foreign currency translation gain				3,841		3,841
Balance at Dec. 31, 2009	151	358,939	393,578	289,383	3,527,278	4,569,329
Balance, shares (in Shares) at Dec. 31, 2009	15,122,000
Recapitalization on reverse acquisition	40	(40)
Recapitalization on reverse acquisition (in Shares)	4,008,000
Issuance of shares for cash	58	17,050,145				17,050,203
Issuance of shares for cash (in Shares)	5,833,322
Shareholder contribution		2,936,556				2,936,556
Compensation expenses related to stock options		168,842				168,842
Net income for the year					4,218,841	4,218,841
Transfer to statutory reserves			496,544		(496,544)
Foreign currency translation gain				741,049		741,049
Balance at Dec. 31, 2010	$ 250	$ 20,514,442	$ 890,122	$ 1,030,432	$ 7,249,575	$ 29,684,821
Balance, shares (in Shares) at Dec. 31, 2010	24,963,322